Petroleum and Natural Gas Sales	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Petroleum and Natural Gas Sales	PETROLEUM AND NATURAL GAS SALES

(000s)	2017	2016
Petroleum and natural gas sales	$252,591	$122,360
Less: Royalties	104,127	59,226
Petroleum and natural gas sales, net of royalties	$148,464	$63,134